DEPOSITS DUE FROM A THIRD PARTY	12 Months Ended
Dec. 31, 2025
DEPOSITS DUE FROM A THIRD PARTY
DEPOSITS DUE FROM A THIRD PARTY

10.DEPOSITS DUE FROM A THIRD PARTY

In November 2023, Baosheng Network and Nanjing Yunbei E-commerce Co., Ltd. (“Nanjing Yunbei”) entered into an Asset Merger and Acquisition Security Deposit Agreement, pursuant to which the Company deposited RMB20,000,000, or $2,554,539 into a custodian account under the name of Nanjing Yunbei to support the Company’s future investment opportunities. Once fully funded with the remaining RMB10,000,000, the deposit would be held in the custody account for up to twelve months. Due to its ongoing legal proceeds as described in Note 18, the Company has paused its funding of the remaining RMB10,000,000 until such matters are resolved. The deposit is interest-free during the custody period. As of December 31, 2025, the Company assessed that it would not continue to fund the remaining RMB 10,000,000 and the collection of the deposits of RMB 20,000,000 is remote. Accordingly, the Company provided impairment of $2,782,609 against deposits due from Nanjing Yunbei for the year ended December 31, 2025.